INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Long-Lived Assets by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 350,039	$ 434,468
Israel [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	180,976	217,402
USA [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	75,040	87,366
Japan [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 94,023	$ 129,700